JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(each, a “Fund” and together, the “Funds”)

(each a series of JPMorgan Trust I)

(Class L and Class I Shares)

Supplement dated February 19, 2020

to the Prospectus, Summary Prospectuses and Statement of Additional Information

dated November 1, 2019, as supplemented

Conversion of Class L Shares to Class I Shares. At a meeting held on February 11, 2020, the Board of Trustees of JPMorgan Trust I approved the conversion of each Fund’s Class L Shares into Class I Shares. Effective on or about April 3, 2020, each Fund will automatically convert its Class L Shares into Class I Shares. Beginning April 4, 2020, Class L Shares of each Fund will no longer be available for purchase. Prior to the conversion, shareholders of Class L Shares may redeem or exchange their investments as described in the Funds’ Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes. Effective on or about April 4, 2020, all references to Class L Shares will be removed from the Prospectus, Summary Prospectus and Statement of Additional Information.

Effective April 4, 2020, the contractual expense waivers in effect for Class I Shares of each Fund will be extended such that it will remain in effect through April 3, 2022, at which time it will be determined whether such waivers will be renewed or revised. In connection with these changes, effective April 4, 2020, the “Annual Fund Operating Expenses” and “Example” sections in the Prospectus and Summary Prospectus with respect to Class I Shares for each Fund are hereby replaced with the following:

JPMorgan Access Balanced Fund:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.40

Service Fees[2]	0.25

Remainder of Other Expenses[3]	0.15

Acquired Fund (Underlying Fund) Fees and Expenses	0.32

Total Annual Fund Operating Expenses	1.02

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.27)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2

The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 4/3/22.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.43% of the average daily net assets of Class I Shares. These waivers are in effect through 4/3/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5

The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

SUP-ACCESS-220

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/3/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS I SHARES ($)	77	270	509	1,197

JPMorgan Access Growth Fund:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees[1,2]	0.30%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.41

Service Fees[2]	0.25

Remainder of Other Expenses[3]	0.16

Acquired Fund (Underlying Fund) Fees and Expenses	0.30

Total Annual Fund Operating Expenses	1.01

Fee Waivers and/or Expense Reimbursements[2,4,5]	(0.26)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2,4,5]	0.75

1	Management Fees have been restated to reflect current fees.

2

The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for Class I Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 4/3/22.

3	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

4

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.45% of the average daily net assets of Class I Shares. These waivers are in effect through 4/3/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

5

The Fund’s adviser has contractually agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/3/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS I SHARES ($)	77	268	506	1,188

You can obtain additional information about the Class I Shares of the Funds by reviewing the Funds’ prospectus. You can obtain a copy of the Funds’ prospectus by visiting www.jpmorganaccessfunds.com/fund-documents or by calling 1-800-480-4111.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE